Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Nature of Operations
Summary of Entity Subsidiaries
Subsidiaries	Jurisdiction of incorporation	Ownership interest December 31, 2021	Ownership interest December 31, 2020
TPCO US Holding LLC	Delaware	100%	100%
Social Equity Ventures LLC	California	100%	—
CMG Partners, Inc.	Delaware	100%	—
well. By Caliva LLC	California	100%	—
well. By Caliva Centers	California	100%	—
well. By Caliva e-commerce, LLC	California	100%	—
Live Zola, LLC	California	100%	—
NC3 Systems, Inc.	California	100%	—
NC4 Systems, Inc.	California	100%	—
NC5 Systems, Inc.	California	100%	—
NC6 Systems, Inc.	California	100%	—
Caliva CADECC1, LLC	California	100%	—
Caliva CARERC1, LLC	California	100%	—
Caliva CAMISJ2, Inc.	California	100%	—
OG California Branding, Inc.	California	100%	—
Caliva CAREDELA1, LLC	California	42%	—
G & C Staffing, LLC	California	100%	—
Fresh Options, LLC	California	100%	—
Alpha Staffing, LLC	California	100%	—
Caliva CAREWH1, LLC	California	100%	—
Caliva CARECE1, LLC	California	100%	—
Caliva CADESA1, LLC	California	100%	—
Caliva CADEEM1, LLC	California	100%	—
Caliva CAREST1, LLC	California	100%	—
Caliva MSA, LLC	California	100%	—
Coast L Acquisition Corp	California	100%	—
Martian Delivery, LLC	California	100%	—
Kase’s Journey, Inc.	California	100%	—
Calma WeHo LLC	California	85%	—
Coastal Holding Company, LLC 1	California	0%	—
Coastal Dispensary, LLC 1	California	0%	—
Coastal Delivery Service, LLC 1	California	0%	—
Coastal Retail Lompoc, LLC 1	California	0%	—
Southern California Collective, Inc. 1	California	0%	—
Releaf Alternative Inc. 1	California	0%	—
Coastal Retail Concord, LLC 1	California	0%	—
Coastal Delivery SLO, LLC 1	California	0%	—
Varda Inc. 1	California	9.5%	—
Left Coast Ventures, Inc.	Delaware	100%	—
Sturdivant Ventures, LLC	California	100%	—
LCV Holdings, HMB, LLC	California	100%	—
Rever Holdings, LLC	California	100%	—
Eko Holdings, LLC	California	100%	—
Lief Holdings, LLC	California	100%	—
LCV Holdings SISU 710, LLC	California	100%	—
SISU Extraction, LLC	California	100%	—
Fluid South, Inc.	California	100%	—
Capitol Cocoa, Inc.	California	100%	—